UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202

 (Address of principal executive offices) (Zip code)

Michael P. Malloy

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, Pennsylvania 19103-6996

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 - September 30, 2008

Item 1 – Schedule of Investments.

Blue Chip Value Fund, Inc.

STATEMENT OF INVESTMENTS
September 30, 2008 (Unaudited)
			Market
	Shares	Cost	Value
COMMON STOCKS - 111.62%
BASIC MATERIALS - 3.47%
Forestry & Paper - 3.47%
Ball Corp.	87,140	$4,576,516	$3,441,159
International Paper Co.	24,400	691,145	638,792
		5,267,661	4,079,951
TOTAL BASIC MATERIALS		5,267,661	4,079,951
CAPITAL GOODS - 6.81%
Aerospace & Defense - 3.34%
General Dynamics Corp.	19,300	988,500	1,420,866
Raytheon Co.	46,800	1,676,515	2,504,268
		2,665,015	3,925,134
Farm Equipment - 1.15%
CNH Global N.V. - ADS (Netherlands)	61,300	2,402,223	1,351,052

Industrial Products - 2.32%
ITT Corp.	49,000	2,669,572	2,724,890

TOTAL CAPITAL GOODS		7,736,810	8,001,076
COMMERCIAL SERVICES - 6.70%
Business Products & Services - 3.60%
Quanta Services Inc.**	156,500	4,891,799	4,227,065

IT Services - 1.15%
Computer Sciences Corp.**	33,650	1,585,081	1,350,375

Transaction Processing - 1.95%
The Western Union Co.	92,900	1,710,955	2,291,843

TOTAL COMMERCIAL SERVICES		8,187,835	7,869,283
COMMUNICATIONS - 9.71%
Networking - 5.01%
Cisco Systems Inc.**	260,900	6,458,175	5,885,904

Telecomm Equipment & Solutions - 4.70%
Nokia Corp. - ADR (Finland)	50,630	826,080	944,250
QUALCOMM Inc.	106,400	4,527,012	4,572,008
		5,353,092	5,516,258
TOTAL COMMUNICATIONS		11,811,267	11,402,162
CONSUMER CYCLICAL - 15.09%
Apparel & Footwear Manufacturers - 3.12%
Nike Inc.	54,750	3,437,994	3,662,774

Clothing & Accessories - 2.11%
TJX Companies Inc.	81,300	1,871,890	2,481,276

Hotels & Gaming - 1.68%
Starwood Hotels & Resorts Worldwide Inc.	70,200	2,964,536	1,975,428

Internet - 1.22%
Expedia Inc.**	94,700	2,665,192	1,430,917

Publishing & Media - 2.64%
Walt Disney Co.	101,100	2,533,941	3,102,759

Restaurants - 2.74%
Darden Restaurants Inc.	112,240	3,111,435	3,213,431

Specialty Retail - 1.58%
Best Buy Co. Inc	49,300	2,122,036	1,848,750

TOTAL CONSUMER CYCLICAL		18,707,024	17,715,335
CONSUMER STAPLES - 10.14%
Consumer Products - 3.80%
Colgate Palmolive Co.	59,300	3,360,379	4,468,255

Food & Agricultural Products - 6.34%
Bunge Ltd.	18,900	816,104	1,194,102
Campbell Soup Co.	73,500	2,395,771	2,837,100
Unilever N.V. (Netherlands)	121,100	4,282,197	3,410,176
		7,494,072	7,441,378
TOTAL CONSUMER STAPLES		10,854,451	11,909,633
ENERGY - 13.79%
Exploration & Production - 6.84%
Occidental Petroleum Corp.	64,080	1,824,272	4,514,436
XTO Energy Inc.	75,537	1,858,249	3,513,981
		3,682,521	8,028,417
Integrated Oils - 2.93%
Marathon Oil Corp.	86,300	2,546,892	3,440,781

Oil Services - 4.02%
Transocean Inc. **	42,949	2,572,702	4,717,518

TOTAL ENERGY		8,802,115	16,186,716
INTEREST RATE SENSITIVE - 13.10%
Insurance - 1.66%
The Travelers Cos. Inc.	43,100	2,216,802	1,948,120

Integrated Financial Services - 2.73%
JPMorgan Chase & Co.	68,700	2,923,777	3,208,290

Money Center Banks - 2.47%
Bank of America Corp.	82,900	3,102,554	2,901,500

Property Casualty Insurance - 1.56%
ACE Ltd. (Cayman Islands)	33,700	1,884,583	1,824,181

Securities & Asset Management - 4.68%
Invesco Ltd.	115,800	2,828,748	2,429,484
Legg Mason Inc.	16,300	759,470	620,378
State Street Corp.	43,000	2,684,453	2,445,840
		6,272,671	5,495,702
TOTAL INTEREST RATE SENSITIVE		16,400,387	15,377,793
MEDICAL & HEALTHCARE - 12.01%
Medical Technology - 3.67%
Zimmer Holdings Inc.**	66,800	4,680,017	4,312,608

Pharmaceuticals - 8.34%
Abbott Laboratories	109,300	4,588,642	6,293,494
Amgen Inc.**	59,000	3,382,769	3,496,930
		7,971,411	9,790,424
TOTAL MEDICAL & HEALTHCARE		12,651,428	14,103,032
TECHNOLOGY - 14.73%
Computer Software - 3.36%
Microsoft Corp.	123,600	3,288,432	3,298,884
Symantec Corp.**	32,800	623,469	642,224
		3,911,901	3,941,108
PC's & Servers - 5.50%
Dell Inc. **	38,500	625,309	634,480
International Business Machines Corp.	49,800	4,015,749	5,824,608
		4,641,058	6,459,088
Semiconductors - 5.87%
Altera Corp.	166,400	3,218,827	3,441,152
Intel Corp.	184,600	3,627,242	3,457,558
		6,846,069	6,898,710
TOTAL TECHNOLOGY		15,399,028	17,298,906
TRANSPORTATION - 3.62%
Railroads - 3.62%
Norfolk Southern Corp.	64,200	2,277,054	4,250,682

TOTAL TRANSPORTATION		2,277,054	4,250,682
UTILITIES - 2.45%
Regulated Electric - 2.45%
PPL Corp.	77,650	3,643,581	2,874,603

TOTAL UTILITIES		3,643,581	2,874,603
TOTAL COMMON STOCKS		121,738,641	131,069,172

SHORT TERM INVESTMENTS - 0.28%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 2.00%)	326,610	326,610	326,610

TOTAL SHORT TERM INVESTMENTS		326,610	326,610

TOTAL INVESTMENTS	111.90%	$122,065,251	$131,395,782
Liabilities in Excess of Other Assets	(11.90)%		(13,976,816)
NET ASSETS	100.00%		$117,418,966

** Non-income producing security
ADR - American Depositary Receipt
ADS - American Depositary Shares

See accompanying notes to statement of investments.

COUNTRY BREAKDOWN
As of September 30, 2008 (Unaudited)

	Market
Country	Value		%
United States	$123,866,123		105.49%
Netherlands	4,761,228		4.06%
Cayman Islands	1,824,181		1.55%
Finland	944,250		0.80%
Total Investments	$131,395,782		111.90%
Liabilities in Excess of Other Assets	(13,976,816)		(11.90%)
Net Assets	$117,418,966		100.00%

Please note the country classification is based on the company headquarters. All of the Fund's investments are traded on U.S. exchanges.

See accompanying notes to statement of investments.

BLUE CHIP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS

September 30, 2008 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation–All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions–Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the “specific identification” basis for both financial statement and federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. FAS 157 MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$131,395,782	$-
Level 2 - Other Significant Observable Inputs	$-	$-
Level 3 - Significant Unobservable Inputs	$-	$-
Total	$131,395,782	$-

*Other financial instruments include futures, forwards and swap contracts.

All securities of the Fund were valued using Level 1 inputs during the nine months ended September 30, 2008. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of September 30, 2008:

Gross appreciation (excess of value over tax cost)	$ 19,141,830
Gross depreciation (excess of tax cost over value)	(10,521,565)
Net unrealized appreciation	$ 8,620,265
Cost of investments for income tax purposes	$122,775,517

4. LOAN OUTSTANDING

The Fund has a line of credit with The Bank of New York Mellon (“BONY”) in which the Fund  may borrow up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets daily at overnight Federal Funds Rate plus 0.825%. The borrowings under the BONY loan are secured by a perfected security interest on all of the Funds’ assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Period Ended
	September 30,	September 30,
	2008	2008
Loan outstanding	$13,125,000	$12,739,124
Interest rate	1.56%*	2.40%
% of Fund’s total assets	9.84%	9.55%
Amount of debt per share outstanding	$ 0.46	$ 0.45
Number of shares outstanding (in thousands)	28,464	28,452**

*Annualized

**Weighted average

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management of the Fund currently believes that SFAS 161 will have no impact on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: November 26, 2008

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: November 26, 2008

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer / Principal Financial Officer

Date: November 26, 2008